Application of New and Amended International Financial Reporting Standards	12 Months Ended
Dec. 31, 2017
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Application of New and Amended International Financial Reporting Standards
5.	APPLICATION OF NEW AND AMENDED INTERNATIONAL FINANCIAL REPORTING STANDARDS

Amendments to IFRSs and the New Interpretation That Are Mandatorily Effective for the Current Year

The Company has applied the amendments to IFRS 12 included in the Annual Improvements to IFRSs 2014-2016 Cycle, Amendments to IAS 7: Disclosure Initiative, and Amendments to IAS 12:  Recognition of Deferred Tax Assets for Unrealized Losses for the first time in 2017.  The application of these amendments has had no impact on the disclosures or amounts recognized in the Company's consolidated financial statements.

New and Amended IFRSs in Issue But Not Yet Effective

The Company has not applied the following new and amended IFRSs that have been issued but are not yet effective.

New or Amended Standards and Interpretations		Effective Date Issued by IASB (Note 1)
Amendments to IFRSs	Annual Improvements to IFRSs 2014-2016 Cycle	Note 2
Amendments to IFRSs	Annual Improvements to IFRSs 2015-2017 Cycle	January 1, 2019
Amendments to IFRS 2	Classification and Measurement of Share-based Payment Transactions	January 1, 2018
IFRS 9	Financial Instruments	January 1, 2018
Amendments to IFRS 9 and IFRS 7	Mandatory Effective Date of IFRS 9 and Transition Disclosures	January 1, 2018
Amendments to IFRS 9	Prepayment Features with Negative Compensation	January 1, 2019
Amendments to IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined by IASB
IFRS 15	Revenue from Contracts with Customers	January 1, 2018
Amendments to IFRS 15	Clarifications to IFRS 15	January 1, 2018
IFRS 16	Leases	January 1, 2019
Amendments to IAS 40	Transfers of investment property	January 1, 2018
IFRIC 22	Foreign Currency Transactions and Advance Consideration	January 1, 2018
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures	January 1, 2019
IFRIC 23	Uncertainty Over Income Tax Treatments	January 1, 2019
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement	January 1, 2019 (Note 3)

Note 1:	The aforementioned new or amended standards or interpretations are effective after fiscal year beginning on or after the effective dates, unless specified otherwise.
Note 2:

The Company has applied the amendment to IFRS 12 included in the Annual Improvements to IFRSs 2014-2016 Cycle for the first time in 2017; the amendment to IAS 28 is retrospectively applied for annual periods beginning on or after January 1, 2018.

Note 3:	Companies shall apply the amendments to pension plan amendments, curtailments or settlements occurring on or after January 1, 2019.

Except for the following items, the Company believes the adoption of the aforementioned new and amended IFRSs will not have material impact on the Company’s consolidated financial statements.

a.	IFRS 15 “Revenue from Contracts with Customers” and related amendments

IFRS 15 establishes principles for recognizing revenue that apply to all contracts with customers, and will supersede IAS 18 “Revenue”, IAS 11 “Construction Contracts” and a number of revenue-related interpretations.

When applying IFRS 15, the Company shall recognize revenue by applying the following steps:

1)	Identify the contract with the customer;
2)	Identify the performance obligations in the contract;
3)	Determine the transaction price;
4)	Allocate the transaction price to the performance obligations in the contracts; and
5)	Recognize revenue when the entity satisfies a performance obligation.

Upon the application of IFRS 15 and its related amendments, the Company will allocate the transaction price to each performance obligation identified in the contract on a relative stand-alone selling price basis.

Where the Company enters into transactions which involve both the provision of telecommunications service bundled with products such as handsets, total consideration received from products and telecommunications service in these arrangements is allocated based on each performance obligation’s relative selling price. The amount of sales revenue recognized for products is no longer limited to the amount paid by the customer for the products. This will not change the total revenue recognized, but will change the timing of revenue recognition. The Company may recognize more revenue at the beginning of the contract period (i.e., at the time of sale of products), and revenue recognized for telecommunications service in the subsequent contract periods will decrease.

Incremental costs of obtaining a contract will be recognized as an asset to the extent the Company expects to recover those costs.  Such asset will be amortized on a basis that is consistent with the transfer to the customer of the goods or services to which the asset relates.  Before the application of IFRS 15, the relevant expenditures were recognized as expenses.

IFRS 15 and its related amendments require that when another party is involved in providing goods or services to a customer, the Company is a principal if it controls the specified good or service before that good or service is transferred to a customer.  Before the application of IFRS 15, the Company determines whether it is a principal or an agent based on its exposure to the significant risks and rewards associated with the sale of goods or the rendering of services.Under IFRS 15, the net effect of revenue recognized, consideration received and receivable is recognized as a contract asset or a contract liability.  Before the application of IFRS 15, receivable is recognized or advance receipts and deferred revenue is reduced when revenue is recognized for the contract under IAS 18.

Under IFRS 15, the Company will recognize a trade-in liability (other current liability) and a right to recover a product (other current asset) when recognizing revenue for the sale with a trade-in right.  Before the application of IFRS 15, trade-in right provisions and inventories are recognized when recognizing revenue.

The Company elected to retrospectively apply IFRS 15 to contracts that were not completed on January 1, 2018 and recognized the cumulative effect of the change in the retained earnings on January 1, 2018.  In addition, the Company will disclose the difference between the amounts that result from applying IFRS 15 and the amounts that result from applying current standards for 2018.

The anticipated significant impact on assets, liabilities and equity when retrospectively applying IFRS 15 on January 1, 2018 is showed as follows (The following table only disclosed the summary of differences arising from recognitions and measurements.  The differences arising from presentations are not included.):

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application of IFRS 15	Adjusted Carrying Amount as of January 1, 2018
	NT$	NT$	NT$
	(In Millions)
Contract assets - current	$—	$6,998	$6,998
Contract assets - noncurrent	$—	3,917	$3,917
Incremental costs to obtain a contract	$—	2,467	$2,467
Total effect on assets		$13,382

Contract liability - current	$—	$197	$197
Contract liability - noncurrent	$—	86	$86
Current tax liabilities	$8,674	2,227	$10,901
Total effect on liabilities		$2,510

Total effect on equity (unappropriated earnings)	$54,633	$10,872	$65,505
b.	IFRS 9 “Financial Instruments” and related amendments

With regard to financial assets, all recognized financial assets that are within the scope of IAS 39 “Financial Instruments: Recognition and Measurement” are subsequently measured at amortized cost or fair value.

Non-debt financial instruments held by the Company are measured at fair values. Changes in fair values are recognized in profit or loss.  However, the Company may make an irrevocable election to designate equity investments that are not held for trading as financial assets at fair value through other comprehensive income with only dividend income recognized in profit or loss and subsequent changes in the fair value of an equity investment recognized in other comprehensive income.  No subsequent impairment assessment is required, and the cumulative gain or loss previously recognized in other comprehensive income cannot be reclassified from equity to profit or loss.

The Company analyzed the facts and circumstances of its financial assets that exist at December 31, 2017 and performed the assessment of the impact of IFRS 9 on the classification and measurement of financial assets.

Under IFRS 9, except the available-for-sale financial asset listed on the TWSE will be designated as financial asset at fair value through other comprehensive income, other listed available-for-sale equity investment will be designated as financial asset at fair value through profit or loss.  In addition, investments in unlisted shares measured at cost will be measured at fair value, and designated as financial assets at fair value through other comprehensive income at initial recognition.

IFRS 9 introduces a new expected loss impairment model to measure the impairment of financial assets and recognize loss allowance for the related expected credit losses.  If the credit risk on a financial instrument has not increased significantly since initial recognition, the loss allowance for that financial instrument should be measured at an amount equal to 12-month expected credit losses.  If the credit risk on a financial instrument has increased significantly since initial recognition and is not deemed to be a low credit risk, the loss allowance for that financial instrument should be measured at an amount equal to the lifetime expected credit losses.  A simplified approach is used for trade accounts receivables and contract assets and the loss allowance for these financial instruments could be measured at an amount equal to lifetime expected credit losses.  As a result of retrospective application of expected loss impairment model, there was no material impact on the Company’s consolidated financial statements.

The Company elected not to restate prior reporting periods when applying the requirements for the financial assets under IFRS 9 with the cumulative effect of the initial application recognized at the date of initial application and will provide the disclosures related to the classification and the adjustment information upon the application of IFRS 9.

The anticipated significant impact on assets, liabilities and equity of retrospective application of the IFRS 9 on January 1, 2018 is set out below:

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application of IFRS 9	Adjusted Carrying Amount as of January 1, 2018
	NT$	NT$	NT$
	(In Millions)
Impact on assets, liabilities and equity
Financial assets at fair value through profit or loss - noncurrent	$—	$54	$54
Financial assets at fair value through other comprehensive income - noncurrent	$—	7,539	$7,539
Available-for-sale financial assets - noncurrent	$5,751	(5,751)	$—
Total effect on assets		$1,842

Total effect on liabilities (deferred income tax liabilities)	$1,430	$(1)	$1,429

Unrealized gain or loss on available-for-sale financial assets	$558	$(558)	$—
Unrealized gain or loss on financial assets at fair value through other comprehensive income	$—	883	$883
Unappropriated earnings	$54,633	1,522	$56,155
Noncontrolling interests	$8,474	(4)	$8,470
Total effect on equity		$1,843
c.	IFRS 16 “Leases”

IFRS 16 sets out the accounting standards for leases that will supersede IAS 17 and a number of related interpretations.

Under IFRS 16, if the Company is a lessee, it shall recognize right-of-use assets and lease liabilities for all leases on the consolidated balance sheets except for low-value and short-term leases.  The Company may elect to apply the accounting method similar to the accounting for operating lease under IAS 17 to the low-value and short-term leases.  On the consolidated statements of comprehensive income, the Company should present the depreciation expense charged on the right-of-use asset separately from interest expense accrued on the lease liability and discloses such amounts in the footnotes; interest is computed by using effective interest method.  On the consolidated financial statements of cash flows, cash payments for the principal portion of the lease liability are classified within financing activities; cash payments for interest portion are classified within operating activities.

The application of IFRS 16 is not expected to have a material impact on the accounting of the Company as lessor.

When IFRS 16 becomes effective, the Company may elect to apply this Standard either retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of the initial application of this Standard recognized at the date of initial application.

Except for the abovementioned impact, as of the date the consolidated financial statements were authorized for issue, the Company is continuously assessing the possible impact that the application of other standards and interpretations will have on the Company’s financial position and operating result, and will disclose the relevant impact when the assessment is completed.